UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:   March 31, 1999

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KR Capital Advisors, Inc.
Address: 450 Park Avenue
         Suite 3000
         New York, NY 10022

13F File Number:   28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard Kravitz
Title:        Vice President
Phone:        212-888-6300
Signature, Place, and Date of Signing:

    Richard Kravitz          New York, New York       May 6, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:     1

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $2,076,571


List of Other Included Managers:

    No.  13F File Number     Name

    01   28-6772        KR Capital Partners I, L.P.

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T Corporation            COM              001957109    82670  1035800 SH
     SOLE                   780700            255100
Aetna Inc.                     COM              008117103    35524   428000 SH
     SOLE                   322300            105700
Allegheny Teledyne Inc         COM              017415100    39452  2083262 SH
     SOLE                  1508612            574650
AlliedSignal Inc.              COM              019512102    65760  1336920 SH
     SOLE                   974420            362500
American International Group,  COM              026874107   192476  1595653 SH
     SOLE                  1197978            397675
                                                             15470   128250 SH
     DEFINED 01             128250
Brunswick Corp                 COM              117043109    47353  2484100 SH
     SOLE                  1875600            608500
                                                              6672   350000 SH
     DEFINED 01             350000
Canadian Natl Ry Co            COM              136375102    32429   583000 SH
     SOLE                   528000             55000
Citigroup Inc.                 COM              172967101   102154  1599284 SH
     SOLE                  1194887            404397
                                                              9581   150000 SH
     DEFINED 01             150000
Cooper Cameron Corp            COM              216640102    37396  1103952 SH
     SOLE                   831952            272000
Corning Inc.                   COM              219350105    58344   972400 SH
     SOLE                   731600            240800
Dupont E I De Nemours          COM              263534109    13035   224500 SH
     SOLE                   169500             55000
Eastman Kodak Co               COM              277461109    83073  1300550 SH
     SOLE                   948350            352200
                                                             11178   175000 SH
     DEFINED 01             175000
El Paso Energy Corp            COM              283905107    37077  1134300 SH
     SOLE                   820700            313600
First Union Corp.              COM              337358105    58738  1099200 SH
     SOLE                   827800            271400
Fox Entertainment Group Inc    COM              35138t107    55821  2057900 SH
     SOLE                  1553900            504000
                                                              5425   200000 SH
     DEFINED 01             200000
General Mtrs Corp Cl H         COM              370442832    26676   528900 SH
     SOLE                   398400            130500
Hilton Hotels Corp             COM              432848109    17137  1218600 SH
     SOLE                   915400            303200
Hoechst AG-Sponsored ADR       COM              434390308    22499   518700 SH
     SOLE                   390600            128100
Household Intl Inc             COM              441815107   118493  2597112 SH
     SOLE                  1908812            688300
                                                              7159   156900 SH
     DEFINED 01             156900
Johns Manville Corporation     COM              478129109    14357   832300 SH
     SOLE                   634600            197700
                                                              5606   325000 SH
     DEFINED 01             325000
Koninklijke Philips Electronic COM              500472105    61424   745100 SH
     SOLE                   562400            182700
                                                             12366   150000 SH
     DEFINED 01             150000
Lockheed Martin Corp           COM              539830109    36448   965500 SH
     SOLE                   728500            237000
                                                              9437   250000 SH
     DEFINED 01             250000
Loral Space & Communicat       COM              G56462107    14758  1022200 SH
     SOLE                   771000            251200
MCI Worldcom Inc.              COM              55268B106    64307   726115 SH
     SOLE                   549443            176672
McKesson HBOC Inc.             COM              58155Q103    68317  1035100 SH
     SOLE                   780000            255100
                                                             12210   185000 SH
     DEFINED 01             185000
Newell Rubbermaid Inc.         COM              651229106    31402   661100 SH
     SOLE                   497900            163200
Primedia Inc.                  COM              74157K101     5400   385750 SH
     SOLE                   345150             40600
Rental Service Corp.           COM              76009V102     5950   340000 SH
     DEFINED 01             340000
Rockwell International Corp    COM              773903109    38516   907600 SH
     SOLE                   682900            224700
Schlumberger Ltd               COM              806857108    59820   993900 SH
     SOLE                   749300            244600
Sealed Air Corp.               COM              81211K100    78970  1605496 SH
     SOLE                  1201296            404200
Solutia Inc.                   COM              834376105     7209   414900 SH
     DEFINED 01             414900
Staff Leasing Inc.             COM              852381102     1952   136400 SH
     DEFINED 01             136400
Sybron Intl Corp               COM              87114F106    31630  1265200 SH
     SOLE                  1145700            119500
Telebras ADR Unit              COM              879287308    34612   429300 SH
     SOLE                   324000            105300
Tenet Healthcare Corp          COM              88033G100    27001  1425800 SH
     SOLE                  1076700            349100
The Scotts Company Cl A        COM              810186106     3461    92600 SH
     DEFINED 01              92600
Timberland Company             COM              887100105     7252   115000 SH
     DEFINED 01             115000
Tyco Intl Ltd                  COM              902124106    75584  1053440 SH
     SOLE                   791240            262200
Viacom Inc Cl B                COM              925524308    57532   685414 SH
     SOLE                   553414            132000
Wells Fargo & Co               COM              949746101    33916   967300 SH
     SOLE                   714300            253000
                                                              3506   100000 SH
     DEFINED 01             100000
Westpoint Stevens Inc          COM              961238102    26353   951800 SH
     SOLE                   719900            231900
                                                              3599   130000 SH
     DEFINED 01             130000
Wolverine Tube Inc             COM              978093102     2641   125000 SH
     DEFINED 01             125000
York Intl Corp New             COM              986670107    48847  1383275 SH
     SOLE                  1029750            353525
                                                             10594   300000 SH
     DEFINED 01             300000